Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current
Current income taxes	$ 230,592	$ 267,209	$ 62,797
Deferred
Deferred income taxes	(51,267)	(116,475)	53,844
Income tax expense	$ 179,325	$ 150,734	$ 116,641